Capital Lease Obligations	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Capital Lease Obligations

NOTE 7: CAPITAL LEASE OBLIGATIONS

During September 2007, the Company obtained two master lease agreements for $1,875,000 and $631,000, with interest on both leases accruing at 8.6% annually, secured by equipment and personal guarantee of two of the major stockholders. These long-term agreements shall be deemed capital lease obligations for purposes of financial statement reporting. The purpose of the lease is to acquire a Pulsar 10.5 PET Isotope Production System plus ancillary equipment.

This capital lease and its resulting obligation is recorded at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term, excluding any portion of the payments representing taxes to be paid by the Company. This amount does not exceed the fair value of the leased property at the lease inception, so the recorded amount is the fair value.

The lease requires the Company to maintain a minimum debt service coverage ratio of 1:1 measured at fiscal year-end. Non-compliance with this provision shall constitute a default and guarantors must contribute capital sufficient to fund any deficit in the debt service coverage ratio.

The Company fully paid this capital lease obligations during the twelve months ending December 31, 2015; however, there is an ongoing dispute with the lessor as the Company believes it has overpaid its lease obligations.